Convertible Notes - Summary of Convertible Notes (Details) (USD $)	3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012 Fair Value [Member]	Apr. 30, 2012 Fair Value [Member]	Jul. 31, 2012 CarryingAmountMember	Apr. 30, 2012 CarryingAmountMember
Begining balance	$ 9,726,981		$ 9,726,980	$ 9,451,069	$ 9,097,633	$ 66,666,263
Issued
Interest and amortization of debt discount						2,155,459
Amortization of debt discount	(307,682)	(481,199)			307,682
Accrued interest applied to principal				275,911		275,911
Ending balance			$ 9,726,980	$ 9,726,980	$ 9,405,315	$ 9,097,633